Accrued Expense and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payroll payable	$ 496,766	$ 469,384
Rent payable	81,178	37,424
Equipment payable	38,105	13,335
Other payables	116,370	41,296
Total	$ 732,419	$ 561,439